Leases - Schedule of Maturities of Lease Liabilities (Details) - Jun. 30, 2025	USD ($)	CNY (¥)
Schedule of Maturities of Lease Liabilities [Abstract]
Six months ending December 31, 2025		¥ 87,202
2026		118,843
2027		74,427
2028
2029
2030
Total future minimum lease payments		280,472
Less: Imputed interest		(9,933)
Present value of lease liabilities	$ 270,539	¥ 270,539